Annual Fund Operating Expenses - TCW Conservative Allocation Fund	Mar. 01, 2021
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	5.81%
Acquired Fund Fees and Expenses	0.50%
Total Annual Fund Operating Expenses	6.56%	[1]
Fee Waiver and/or Expense Reimbursement	5.36%	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	[1],[2]
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	none
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.50%
Total Annual Fund Operating Expenses	0.89%	[1]
Fee Waiver and/or Expense Reimbursement	none	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%	[1],[2]

[1]

The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.85% of average daily net assets with respect to both Class I and Class N shares. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2022 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.